Equity - Schedule of Consolidation Elimination Adjustments (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2015
Summary Statements of Financial Position
Total net assets (liabilities)	$ 3,437,560	$ 3,428,757
Accumulated non-controlling interest	218,082	217,280	$ 238,969	$ 59
Non controlling Interest [Member]
Summary Statements of Financial Position
Accumulated non-controlling interest	218,082	217,280	238,969
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Summary Statements of Financial Position
Current assets	4,669,275	4,589,487	5,502,852
Current liabilities	(3,523,186)	(3,939,253)	(4,813,426)
Net current assets (liabilities)	1,146,089	650,234	689,426
Non-current assets	1,664,700	1,690,890	1,780,581
Non-current liabilities	(2,160,781)	(1,697,961)	(1,764,461)
Net non-current assets (liabilities)	(496,081)	(7,071)	(16,120)
Total net assets (liabilities)	650,008	643,163	673,306
Accumulated non-controlling interest	$ 217,673	$ 216,883	$ 237,917